Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instrument Contracts	The details of the derivative financial instrument contracts entered into by the Group as of December 31, 2023, 2022 and 2021, are as follows:
Instrument	Notional amount in thousands		Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	97,260	Ps.	47,920	17.96	Weekly, through December 2024

Total Liabilities			Ps.	47,920
Instrument	Notional amount in thousands		Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	41,750	Ps.	15,329	20.31	Weekly, through August 2023

Total Liabilities			Ps.	15,329
Instrument	Notional amount in thousands		Fair Value		Average Strike Ps./US$	Maturity date

Forwards US Dollar / Mexican Peso	US$	134,050	Ps.	28,193	20.66	Weekly, through October 2022

Total Assets			Ps.	28,193